PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2023	2022
	Unaudited	Audited
Cost:

Buildings and land	$83,353	$83,436
Computers, software and electronic equipment	60,706	59,047
Network equipment	37,357	35,749
Office furniture and equipment	3,965	3,911
Vehicles	259	266
Leasehold improvements	2,593	2,525

	188,233	184,934
Accumulated depreciation	114,338	108,356

Depreciated cost	$73,895	$76,578